Income Taxes - Schedule of Loss Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income Tax Expenses (Benefits) [Abstract]
Domestic (Cayman Islands)	$ (26,385)	$ (2,326)	$ (523)
Federal	(397)
Foreign	(52,163)
Total loss before income taxes	$ (78,945)	$ (2,326)	$ (523)